Average Annual Total Returns - AST Western Asset Core Plus Bond Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	8.11%	5.81%	4.95%	7.51%	4.44%	3.84%